Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents (Note 9)	$ 69,531	$ 38,081
Accounts receivable less allowances of $10,892 (2011 - $11,524)	93,333	77,924
Inventories	7,058	8,668
Current deferred income taxes (Note11)	13,659	12,540
Prepaid income taxes	2,643	2,131
Prepaid expenses	11,447	11,409
Total current assets	197,671	150,753
Investments of deferred compensation plans held in trust (Notes 14 and 16)	36,089	31,629
Properties and equipment, at cost, less accumulated depreciation (Note 12)	91,934	82,951
Identifiable intangible assets less accumulated amortization of $30,414 (2011 - $28,904) (Note 6)	57,177	58,262
Goodwill	465,832	460,633
Other assets	10,923	11,677
Total assets	859,626	795,905
Liabilities
Accounts payable	48,472	48,225
Income taxes (Note 11)	4,938	90
Accrued insurance	40,654	37,147
Accrued compensation	45,457	41,087
Other current liabilities	17,301	18,851
Total current liabilities	156,822	145,400
Deferred income taxes (Note 11)	27,662	29,463
Long-term debt (Note 3)	174,890	166,784
Deferred compensation liabilities (Note 14)	35,599	30,693
Other liabilities	11,362	9,881
Total Liabilities	406,335	382,221
Commitments and contingencies (Notes 13 and 18)
Stockholders' Equity
Capital stock - authorized 80,000,000 shares $1 par; issued 31,589,366 shares (2011 - 30,936,925 shares)	31,589	30,937
Paid-in capital	437,364	398,094
Retained earnings	623,035	546,757
Treasury stock - 13,057,270 shares (2011 - 11,880,051 shares), at cost	(640,732)	(564,091)
Deferred compensation payable in Company stock (Note14)	2,035	1,987
Total Stockholders' Equity	453,291	413,684
Total Liabilities and Stockholders' Equity	$ 859,626	$ 795,905